Average Annual Total Returns		12 Months Ended	44 Months Ended	50 Months Ended	60 Months Ended	74 Months Ended	112 Months Ended
	Apr. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Guardian Large Cap Fundamental Growth VIP Fund | Guardian Large Cap Fundamental Growth VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent		15.32%			12.14%		15.46%
Performance Inception Date	Sep. 01, 2016
Guardian Large Cap Fundamental Growth VIP Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.38%			13.59%		14.78%
Guardian Large Cap Fundamental Growth VIP Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.57%			15.32%		18.83%
Guardian Large Cap Disciplined Growth VIP Fund | Guardian Large Cap Disciplined Growth VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent		16.95%			12.01%		16.62%
Performance Inception Date	Sep. 01, 2016
Guardian Large Cap Disciplined Growth VIP Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.38%			13.59%		14.78%
Guardian Large Cap Disciplined Growth VIP Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.57%			15.32%		18.83%
Guardian Mid Cap Traditional Growth VIP Fund | Guardian Mid Cap Traditional Growth VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent		8.14%			6.98%		11.62%
Performance Inception Date	Sep. 01, 2016
Guardian Mid Cap Traditional Growth VIP Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.16%			13.15%		14.43%
Guardian Mid Cap Traditional Growth VIP Fund | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.66%			6.65%		12.61%
Guardian All Cap Core VIP Fund | Guardian All Cap Core VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent		12.25%		8.41%
Performance Inception Date	Oct. 25, 2021
Guardian All Cap Core VIP Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.16%		10.52%
Guardian Strategic Large Cap Core VIP Fund | Guardian Strategic Large Cap Core VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent		11.76%		10.03%
Performance Inception Date	Oct. 25, 2021
Guardian Strategic Large Cap Core VIP Fund | Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.89%		11.81%
Guardian Integrated Research VIP Fund | Guardian Integrated Research VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent		14.65%			12.63%		12.85%
Performance Inception Date	Sep. 01, 2016
Guardian Integrated Research VIP Fund | Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.89%			14.43%		15.03%
Guardian Diversified Research VIP Fund | Guardian Diversified Research VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent		18.06%			14.36%		15.13%
Performance Inception Date	Sep. 01, 2016
Guardian Diversified Research VIP Fund | Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.89%			14.43%		15.03%
Guardian Select Mid Cap Core VIP Fund | Guardian Select Mid Cap Core VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent		10.34%		5.43%
Performance Inception Date	Oct. 25, 2021
Guardian Select Mid Cap Core VIP Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.16%		10.52%
Guardian Select Mid Cap Core VIP Fund | Standard & Poor's MidCap 400 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.51%		5.63%
Guardian Small-Mid Cap Core VIP Fund | Guardian Small-Mid Cap Core VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent		1.56%		1.01%
Performance Inception Date	Oct. 25, 2021
Guardian Small-Mid Cap Core VIP Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.16%		10.52%
Guardian Small-Mid Cap Core VIP Fund | Russell 2500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.92%		4.07%
Guardian Equity Income VIP Fund | Guardian Equity Income VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent		14.76%	9.44%
Performance Inception Date	May 02, 2022
Guardian Equity Income VIP Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.38%	15.94%
Guardian Equity Income VIP Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.92%	10.85%
Guardian Large Cap Disciplined Value VIP Fund | Guardian Large Cap Disciplined Value VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent		17.15%			13.66%		11.28%
Performance Inception Date	Sep. 01, 2016
Guardian Large Cap Disciplined Value VIP Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.38%			13.59%		14.78%
Guardian Large Cap Disciplined Value VIP Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.92%			11.33%		10.18%
Guardian Growth & Income VIP Fund | Guardian Growth & Income VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent		10.13%			10.63%		10.21%
Performance Inception Date	Sep. 01, 2016
Guardian Growth & Income VIP Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.38%			13.59%		14.78%
Guardian Growth & Income VIP Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.92%			11.33%		10.18%
Guardian Mid Cap Relative Value VIP Fund | Guardian Mid Cap Relative Value VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent		5.61%			9.55%		9.12%
Performance Inception Date	Sep. 01, 2016
Guardian Mid Cap Relative Value VIP Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.16%			13.15%		14.43%
Guardian Mid Cap Relative Value VIP Fund | Russell MidCap Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.06%			9.83%		9.07%
Guardian Small Cap Value Diversified VIP Fund | Guardian Small Cap Value Diversified VIP Fund (formerly, Guardian Small Cap Core VIP Fund)
Prospectus [Line Items]
Average Annual Return, Percent		6.66%			4.56%	5.88%
Performance Inception Date	Oct. 21, 2019
Guardian Small Cap Value Diversified VIP Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.16%			13.15%	15.33%
Guardian Small Cap Value Diversified VIP Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.60%			8.88%	9.01%
Guardian Global Utilities VIP Fund | Guardian Global Utilities VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent		26.93%			11.72%	10.55%
Performance Inception Date	Oct. 21, 2019
Guardian Global Utilities VIP Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		31.25%			8.93%	9.44%
Guardian Global Utilities VIP Fund | MSCI ACWI Utilities Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.49%			7.79%	7.26%
Guardian International Growth VIP Fund | Guardian International Growth VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent		17.97%			2.78%		7.64%
Performance Inception Date	Sep. 01, 2016
Guardian International Growth VIP Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		31.25%			8.93%		8.68%
Guardian International Growth VIP Fund | MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		20.77%			4.43%		7.79%
Guardian International Equity VIP Fund | Guardian International Equity VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent		27.11%			5.79%		6.14%
Performance Inception Date	Sep. 01, 2016
Guardian International Equity VIP Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		31.25%			8.93%		8.68%
Guardian Balanced Allocation VIP Fund | Guardian Balanced Allocation VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent		12.92%	10.31%
Performance Inception Date	May 02, 2022
Guardian Balanced Allocation VIP Fund | Standard & Poor's 500® (65%)/Bloomberg US Aggregate Bond Index (35%) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.89%	16.31%
Guardian Balanced Allocation VIP Fund | Standard & Poor's 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.24%	11.61%
Guardian Balanced Allocation VIP Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.31%	2.85%
Guardian Core Fixed Income VIP Fund | Guardian Core Fixed Income VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent		6.61%	2.56%
Performance Inception Date	May 02, 2022
Guardian Core Fixed Income VIP Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.31%	2.85%
Guardian Core Plus Fixed Income VIP Fund | Guardian Core Plus Fixed Income VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent		7.07%			(0.12%)		1.52%
Performance Inception Date	Sep. 01, 2016
Guardian Core Plus Fixed Income VIP Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.31%			(0.36%)		1.53%
Guardian Multi-Sector Bond VIP Fund | Guardian Multi-Sector Bond VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent		8.46%			(0.66%)	0.62%
Performance Inception Date	Oct. 21, 2019
Guardian Multi-Sector Bond VIP Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.31%			(0.36%)	0.96%
Guardian Short Duration Bond VIP Fund | Guardian Short Duration Bond VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent		5.35%	3.19%
Performance Inception Date	May 02, 2022
Guardian Short Duration Bond VIP Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.31%	2.85%
Guardian Short Duration Bond VIP Fund | Bloomberg US Government/Credit 1-3 Year Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.35%	3.70%
Guardian Total Return Bond VIP Fund | Guardian Total Return Bond VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent		6.87%			(0.82%)	0.43%
Performance Inception Date	Oct. 21, 2019
Guardian Total Return Bond VIP Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.31%			(0.36%)	0.96%
Guardian U.S. Government/Credit VIP Fund | Guardian U.S. Government/Credit VIP Fund (formerly, Guardian U.S. Government Securities VIP Fund)
Prospectus [Line Items]
Average Annual Return, Percent		6.72%			0.21%	1.01%
Performance Inception Date	Oct. 21, 2019
Guardian U.S. Government/Credit VIP Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.31%			(0.36%)	0.96%
Guardian U.S. Government/Credit VIP Fund | Bloomberg US Intermediate Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.97%			0.96%	1.85%